Pension	6 Months Ended
Jun. 30, 2012
Pension [Abstract]
PENSION

NOTE 9 — PENSION

The following are the components of net periodic pension expense (in millions):

	Successor				Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011	January 1, 2011 through January 25, 2011
Service cost	$0.1	$1.1	$0.3	$1.9	$0.4
Interest cost	3.3	3.5	6.5	5.8	1.1
Expected return on plan assets	(3.9)	(3.7)	(7.8)	(6.2)	(1.2)
Amortization of prior service costs and unrecognized loss	0.2	—	0.2	—	0.2
Curtailment and settlement loss recognized	1.4	0.1	1.4	0.2	—

	$1.1	$1.0	$0.6	$1.7	$0.5

During the Successor three and six months ended June 30, 2012, a charge of $1.4 million was recorded for curtailment and settlement losses related to the scheduled closing of the manufacturing and distribution operations of one of Holdings’ Mexican subsidiaries. The losses recorded relate to Mexican government mandated severance plans of the Mexican subsidiary. These costs are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in “Restructuring costs, net”. An estimated curtailment gain of $0.3 million related to the Mexican subsidiary’s pension plan will be recognized at the time the affected employees are terminated, which is scheduled for the fourth quarter of 2012.

During the Successor three and six months ended June 30, 2011, $0.1 million and $0.2 million, respectively, of curtailment and settlement losses related to headcount reductions at the Mexican subsidiaries were recorded. These costs are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in “Restructuring costs, net”.

Effective March 15, 2012, certain defined benefit retirement plans were amended to freeze the plan benefits for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. The plan amendment resulted in a plan curtailment that reduced pension liabilities by $25.4 million. The $25.4 million ($15.4 million net of income taxes) was recorded in other comprehensive income as a reduction of the net other comprehensive loss.